4 CAPITAL STOCK	12 Months Ended
Apr. 30, 2012
Notes to Financial Statements
4 CAPITAL STOCK

NOTE 4. CAPITAL STOCK

a) Stock and Option Compensation Plan

On April 19, 2010, the Company approved a stock and option compensation plan (2010 Stock Plan) for its directors, officers, employees and consultants. Pursuant to which the Company is authorized to issue options to acquire up to 8,000,000 shares of the Company’s common stock. There were no stock options issued as at April 30, 2012.

b) Issued and Outstanding

During the year ended April 30, 2008, the Company’s Board of Directors approved a 15 for one (1) forward stock split of our authorized, issued and outstanding shares of capital stock. The authorized capital increased from 70,000,000 shares of common stock with a par value of $0.001 to 1,050,000,000 shares of common stock with a par value of $0.001 and 75,000,000 shares of preferred stock with a par value of $0.001. As a result, the issued and outstanding of common stock as at April 30, 2008 increased from 5,137,000 to 77,055,000.

During the year ended April 30, 2009, the Company issued 250,000 common stock and cancelled 12,500,000 common stock from treasury. As a result, the issued and outstanding of common stock as at April 30, 2009 decreased from 77,055,000 to 64,805,000.

i) Acquisition of Compania Minera Cerros Del Sur, S.A.

On February 9, 2010, the Company acquired 99% of the outstanding shares of Compania Minera Cerros Del Sur, S.A. in consideration for 35,500,000 common stock at par of $0.01 per share pursuant to the terms of the share exchange agreement.

ii) Private Placement

During the year ended April 30, 2010, the Company closed a non-brokered private placement for 1,000,000 common shares at $0.50 per share for gross proceeds of $500,000.